Acquisition of AGRL (Details Textual) (USD $)	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012 Agrl [Member]	Dec. 31, 2011 Agrl [Member]	Dec. 31, 2010 Agrl [Member]	Dec. 31, 2010 Spring Fortune [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Business Acquisition [Line Items]
Incentive Fee, Amount Paid								$ 58,000,000	$ 49,500,000	$ 78,000,000	$ 65,000,000
Incentive Fee Amount Paid Two								82,500,000	75,000,000	94,000,000	78,000,000
Incentive Shares Received				2,573,000	2,573,000
Common Stock Incentive Shares Received	530,000	530,000
Performance Fees		65,000,000
Common Stock Performance Shares Received		2,573,000
Retained Earnings	145,828,260		142,270,385			421
Stock Issued During Period, Shares, Acquisitions							4,210,000
Incentive Target After Tax Income		78,000,000
Additional Paid in Capital			$ 17,977,151